Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006
                            Telephone: (202) 261-3300
                               Fax: (202) 261-3333

                                December 10, 2001


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: PIMCO Funds: Pacific Investment Management Series File Nos. 33-12113, 811-5028

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed with respect to the Liquid Assets Fund under Rule 497(c) would not have differed from those contained in the Registration Statement of the Fund on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 4, 2001.

                                   Very truly yours,


                                   /s/ John I. Sakhleh